Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
a) Revenue from Contracts with Customers
In May 2014, the FASB issued ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued several related ASUs which provide guidance that requires an entity to recognize revenue in accordance with a five step model. Topic 606 will replace nearly all existing US GAAP revenue guidance, including industry-specific requirements, with a single comprehensive standard and significantly expands the disclosure requirements for revenue arrangements. The model is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the total consideration to which the entity expects to be entitled, during the term of the contract, in exchange for those goods or services. The new standard, as amended, will be effective for the Company for interim and annual reporting periods commencing January 1, 2018.

The standard allows the use of either a full retrospective approach with restatement of all prior periods presented, or a modified retrospective approach with a cumulative effect adjustment as of the date of initial application. The Company will adopt Topic 606 applying the modified retrospective approach to only contracts that were not completed contracts with the cumulative effect adjustment recorded to equity at January 1, 2018, subject to the allowable and elected practical expedient.
To date, the Company has assessed Topic 606 to identify accounting and disclosure gaps specific to the work performed by the Company, determined the new data requirements to identify information gaps, and systems and/or reports that require modifications, considered changes to chart of accounts to facilitate entering and tracking of required information, and mapped processes to determine required changes to policies, procedures, and controls.
The Company currently recognizes revenue on its construction contracts, which comprise the majority of overall revenue, as costs are incurred on undefined scope work and using a percentage-of-completion method for defined scope work. With respect to the undefined scope work, revenue recognition under the new standard will be materially the same as revenue recognition under the existing standard for undefined scope work. With respect to revenue recognized using a percentage-of-completion method for defined scope work, the Company uses the input method of costs incurred to measure progress towards completion as that most accurately depicts the Company’s performance. As this method is permitted under the new standard, the Company will continue in its application. However, there are certain areas where the Company is quantifying the impact, if any, on its contracts that are in progress for the cumulative effect adjustment as the timing of revenue recognition may change under the new standard. These areas include identifying separate performance obligations, assessing contract modification including claims revenue, estimating variable consideration including contract incentives and penalties, and considering treatment of contract costs to obtain and fulfill a contract. There will be no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms.
The Company expects to add significant disclosures based on the prescribed requirements. These new disclosures will include information regarding the significant judgments used in evaluating when and how revenues are recognized and information related to contract assets and deferred revenues. In addition, the new guidance requires that the Company’s revenue recognition policy disclosure includes additional detail regarding the various performance obligations and the nature, amount, timing and estimates of revenues and cash flows generated from contracts with customers. The Company is drafting the relevant disclosures to reflect the requirements of the new standard and expects to apply the practical expedient to not disclose any information about remaining performance obligations that have original expected durations of one year or less.
b) Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) to supersede the current leases accounting standard (Topic 840). The main difference between the new standard and the current standard is the requirement that lessees recognize a lease liability and a right-of-use asset for leases currently classified as operating leases with a term longer than twelve months. Lessor accounting remains largely unchanged. Additionally, the standard requires that for a sale to occur in a sale-leaseback transaction, the transfer of assets must meet the requirements for a sale under Topic 606.
The standard requires a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available.
The Company continues to evaluate the impact of adopting the standard on its financial statements and disclosure through its change management plan which guides the adoption of the standard. The Company has compiled an inventory of all leases and is analyzing individual contracts or groups of contracts to identify any significant differences and the impact on lease transactions as a result of adopting the new standard. Through this process, the Company will also quantify the impact, on in-scope prior period transactions as well as assess the Company’s policies, practices, procedures, controls, and systems for changes necessary to process and compile the information to meet the requirements of the new standard. The new standard will be effective for interim and annual reporting periods commencing January 1, 2019, with early adoption permitted.
c) Statement of Cash Flows
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230: Classification of Certain Cash Receipts and Cash Payments). This accounting standard eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayments or extinguishment costs, the maturing of a zero coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is assessing the impact the adoption of this standard will have on its consolidated financial statements.
d) Stock-Based Compensation
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718: Scope of Modification Accounting). This accounting standard update clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is assessing the impact the adoption of this standard will have on its consolidated financial statements.